VARIABLE INTEREST ENTITIES ("VIE") - Golar Hilli (Details) $ in Thousands		12 Months Ended
	Jul. 12, 2018 USD ($) shares	Dec. 31, 2019 USD ($) $ / barrel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted		$ (211,956)	$ (231,428)	$ (179,703)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1096 Hilli Common Units in July 2018			304,468
Changes in net income and transfers to non-controlling interest			$ 73,040
Oil price per barrel | $ / barrel		60
Golar, Keppel, and B&V | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Purchase price	$ 658,000
Portion of net lease obligations	50.00%
Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Entitlement to distributions		5.00%
Entitlement to vehicle expansion capacity distributions		5.00%
Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Entitlement to distributions		95.00%
Share Capital | Golar Partners | Golar Hilli LLC | Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Number of subsidiary shares sold in transaction | shares	1,096
Golar | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	44.60%
Golar | Series A Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar | Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar Partners | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	50.00%
Keppel Shipyard Limited (“Keppel”) | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	5.00%
Keppel Shipyard Limited (“Keppel”) | Series A Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Keppel Shipyard Limited (“Keppel”) | Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%
Black and Veatch (“B&V”) | Common Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.40%
Black and Veatch (“B&V”) | Series A Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%
Black and Veatch (“B&V”) | Series B Special Units | Golar Hilli LLC
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	0.90%